Streaming Arrangement (Details) - ZAR (R) R in Millions	Jun. 30, 2026	Oct. 24, 2025	Jun. 30, 2025	Jun. 30, 2024	Oct. 01, 2020
Disclosure of streaming arrangement [Line Items]
Contract liabilities	R 5,736		R 0
Parent
Disclosure of streaming arrangement [Line Items]
Cost of Debt					7.70%
Franco Nevada
Disclosure of streaming arrangement [Line Items]
Contract liabilities				R 85	R 1,400
Discount rate applied to cash flow projections					11.60%
OR Royalties Inc. | Copper Host Contract Financial Liabilities
Disclosure of streaming arrangement [Line Items]
Contract liabilities		R 2,300
Discount rate applied to cash flow projections		12.10%
OR Royalties Inc. | Silver Host Contract Financial Liabilities
Disclosure of streaming arrangement [Line Items]
Contract liabilities		R 2,900
Discount rate applied to cash flow projections		11.40%
OR Royalties Inc. | Copper Compound Derivative
Disclosure of streaming arrangement [Line Items]
Contract liabilities		R 209
OR Royalties Inc. | Silver derivative
Disclosure of streaming arrangement [Line Items]
Contract liabilities		R 0